FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Of Assets And Liabilities On A Recurring Basis

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2014 (in thousands):

	Fair Value Measurements at June 30, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at June 30, 2014
Risk Management Assets	$—	$4,473	$—	$(301)	$4,172
Risk Management Liabilities	—	(4,783)	—	301	(4,482)

Total Net Assets and Liabilities	$—	$(310)	$—	$—	$(310)

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 (in thousands):

	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at December 31, 2013
Risk Management Assets	$—	$11,577	$—	$(975)	$10,602
Risk Management Liabilities	—	(975)	—	975	—

Total Net Assets and Liabilities	$—	$10,602	$—	$—	$10,602

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 (in thousands):

	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at December 31, 2013
Risk Mgmt Assets	$—	$11,577	$—	$(975)	$10,602
Risk Mgmt Liabilities	—	(975)	—	975	—

Total Net Assets and Liabilities	$—	$10,602	$—	$—	$10,602

The following table summarizes the fair value of our assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 (in thousands):

	Fair Value Measurements at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Cash and Collateral	Fair Value at December 31, 2012
Risk Mgmt Assets	$—	$31,030	$—	$(5,634)	$25,396
Risk Mgmt Liabilities	—	(6,794)	—	5,634	(1,160)

Total Net Assets and Liabilities	$—	$24,236	$—	$—	$24,236